SHAREHOLDERS' EQUITY (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subordinate Voting Shares
Beginning balance, shares	57,617	32,844	32,844		0
Shares issued in connection with convertible debenture offering	0		250
Shares issued in connection with subordinate voting share offering	0		23,000
Shares issued in connection with exercise of warrants	1,325		750
Shares issued in connection with conversion of convertible debentures	1,390		375
Shares issued in connection with asset acquisition	22,644		150
Issuance of vested restricted stock units	246	144	248	659
Ending balance, shares	83,221	32,988	57,617	32,844
Super Voting Shares
Beginning balance, shares	203	203	203		0
Shares issued in connection with convertible debenture offering
Shares issued in connection with subordinate voting share offering
Shares issued in connection with exercise of warrants
Shares issued in connection with conversion of convertible debentures
Shares issued in connection with asset acquisition
Issuance of vested restricted stock units
Ending balance, shares	203	203	203	203